Shareholder Report, Holdings (Details) - Single Class	Jun. 30, 2024
Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%